ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 636,052		¥ 819,911		$ 89,586
Restricted cash	33,901		22		4,775
Short-Term Investments	2,253,910		2,923,864		317,457
Inventory, net	24,596		22,783		3,464
Prepaid expenses and other current assets, net	638,248		399,897		89,895
Total current assets	3,586,707		4,166,477		505,177
Operating lease right-of-use assets	189,662		83,663		26,713
Property, equipment and software, net	533,531		552,032		75,146
Intangible assets, net	16,227		18,932		2,285
Long-Term Investments	1,029,632		0		145,021
Goodwill	331		331		47
Deferred tax assets	11,312		15,679		1,593
Rental deposit	17,742		9,502		2,499
Other non-current assets	1,597		2,186		225
TOTAL ASSETS	5,413,309		4,876,175		762,448
Accrued expenses and other current liabilities	805,032		662,189		113,386
Deferred revenue, current portion	1,113,480		906,914		156,830
Operating lease liabilities, current portion	50,494		38,326		7,112
Income tax payable	4,278		1,793		603
Total current liabilities	1,973,284		1,609,222		277,931
Deferred revenue, non-current portion	124,141		52,419		17,485
Operating lease liabilities, non-current portion	137,652		44,198		19,388
Deferred tax liabilities	71,967		74,507		10,136
TOTAL LIABILITIES	2,307,044		1,780,346		$ 324,940
Net revenues	2,960,813	$ 417,022	2,498,214	¥ 6,561,747
Net income	(7,298)	(1,028)	13,172	(3,103,465)
Net cash generated from/(used in) operating activities	353,697	49,817	54,545	(4,185,807)
Net cash (used in)/generated from investing activities	(423,978)	(59,716)	(158,385)	4,812,502
Net cash used in financing activities	(90,480)	$ (12,744)	0	(100,614)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	232,653		312,055
Restricted cash	33,901		22
Short-Term Investments	1,367,078		1,068,365
Inventory, net	24,596		22,783
Prepaid expenses and other current assets, net	586,392		345,132
Total current assets	2,244,620		1,748,357
Operating lease right-of-use assets	158,054		41,014
Property, equipment and software, net	517,599		533,588
Intangible assets, net	16,227		18,932
Land use right, net	26,568		27,373
Long-Term Investments	768,182		0
Goodwill	331		331
Deferred tax assets	11,312		15,679
Rental deposit	11,041		2,827
Other non-current assets	1,024		1,392
Total non-current assets	1,510,338		641,136
TOTAL ASSETS	3,754,958		2,389,493
Accrued expenses and other current liabilities	484,222		367,477
Deferred revenue, current portion	1,113,480		906,914
Operating lease liabilities, current portion	34,401		21,281
Income tax payable	4,210		260
Total current liabilities	1,636,313		1,295,932
Deferred revenue, non-current portion	124,141		52,419
Operating lease liabilities, non-current portion	121,277		17,457
Deferred tax liabilities	71,850		74,341
Total non-current liabilities	317,268		144,217
TOTAL LIABILITIES	1,953,581		1,440,149
Net revenues	2,960,813		2,498,214	6,561,747
Net income	598,211		555,880	94,795
Net cash generated from/(used in) operating activities	919,990		558,050	(580,304)
Net cash (used in)/generated from investing activities	(1,157,633)		(87,007)	121,861
Net cash used in financing activities	¥ 0		¥ 0	¥ (100,621)